Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736	$ 1,736
Changes during the period	$ (791)	$ (237)	$ 95
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,797,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	222,043,450
At the end of the previous year	35,400,000
Changes during the period	8,400,000
At the end of the current year	43,800,000	35,400,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (5,036)
Changes during the period	(370)
At the end of the current year	(5,406)	$ (5,036)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(3,465)
Changes during the period	(421)	240	$ 289
At the end of the current year	$ (3,886)	$ (3,465)